Subsequent Events (Details) ฿ / shares in Units, $ / shares in Units, ฿ in Millions, ₩ in Billions		Oct. 13, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 10, 2025 shares	Aug. 27, 2025 USD ($) shares	Aug. 15, 2025 USD ($) $ / shares shares	Jul. 03, 2025 USD ($) shares	Jul. 03, 2025 THB (฿) ฿ / shares shares	Sep. 16, 2024 shares	Nov. 30, 2025 USD ($)	Nov. 30, 2025 THB (฿)	Nov. 30, 2025 KRW (₩)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Subsequent Events [Line Items]
Ordinary shares per share (in Baht per share) | $ / shares	[1]												$ 0.0005	$ 0.0005
Ordinary shares (in Shares) | shares									11,100
Forecast [Member]
Subsequent Events [Line Items]
Fair value of the investment										$ 17,700,000	฿ 561.7
Gross proceeds		$ 10,000,000
Contributed investment					$ 4,000,000
Ordinary shares (in Shares) | shares				46,241,995	5,728,620
Percentage of ordinary shares					49.03%
Percentage of issued shares					4.87%
Fair value of portfolio investment										5,100,000		₩ 7.5
Total cost of bitcoins acquired			$ 3,400,000
Fair value of bitcoins										$ 2,700,000
Bitplanet Co., Ltd. [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares				11,473,850
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares per share (in Baht per share) | ฿ / shares								฿ 0.56
Offer price for the warrants (in Baht per share) | ฿ / shares								฿ 0.01
Target shares (in Shares) | shares							114,638,700	114,638,700
Percentage of total issued shares and paid-up share capital							7.07%	7.07%
Convertible shares (in Shares) | shares						2,219,828
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount						$ 10,000,000
Purchase price						$ 10,000,000
Interest rate						3.00%
Maturity period						3 years
Initial conversion price (in Dollars per share) | $ / shares						$ 4.64
Subsequent Event [Member] | AsiaStrategy SG [Member]
Subsequent Events [Line Items]
Total consideration							$ 2,000,000	฿ 64.3

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.